Employee Benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	[1]	$ (530)	$ 307	$ (219)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	52		55
Interest on net defined benefit (asset) liability	[2]	(8)		(9)
Other	[2]	3		3
Defined benefit expense	[2]	47		49
Defined contribution expense	[2]	46		37
Increase (decrease) in other comprehensive income related to employee benefits	[2],[3]	472		(170)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	5		5
Interest on net defined benefit (asset) liability	[2]	17		16
Other	[2]	3		2
Defined benefit expense	[2]	25		23
Increase (decrease) in other comprehensive income related to employee benefits	[2],[3]	$ 58		$ (49)

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[3]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.